VESSELS AND EQUIPMENT, NET (Table)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and Equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance as of December 31, 2023	3,706,726	(719,366)	2,987,360
Other additions	14	—	14
Transfer from newbuildings	76,325	—	76,325
Transfer to Vessels Held for Sale	(23,385)	6,930	(16,455)
Depreciation	—	(62,836)	(62,836)
Balance as of June 30, 2024	3,759,680	(775,272)	2,984,408
Movements in the six months ended June 30, 2024 are summarized as follows:

(in thousands of $)
Balance as of December 31, 2023	54,777
Installments paid	50,218
Capitalized interest expense	1,548
Other	1,203
Transfer to vessels and equipment	(76,325)
Balance as of June 30, 2024	31,421